Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Equity
Equity
Noncontrolling Interests in Consolidated Entities—See note 2 for details regarding ownership interests, carrying values and allocations related to noncontrolling interests in our consolidated subsidiaries.
The following table summarizes the (income) loss allocated to noncontrolling interests for each of our consolidated entities (in thousands):

	Three Months Ended March 31,
	2018	2017
(Income) loss allocated to noncontrolling interests:
J&S	$(11)	$—
OpenKey	156	121
Pure Rooms	35	—
RED	(7)	—
Other (1)	—	(146)
Total net (income) loss allocated to noncontrolling interests	$173	$(25)
________

(1)	Represents noncontrolling interests primarily in the AQUA Fund, which was fully dissolved as of December 31, 2017.

Equity
Capital Stock—In accordance with Ashford Inc.’s charter, we are authorized to issue 200 million shares of capital stock, consisting of 100 million shares common stock, par value $0.01 per share, 50 million shares blank check common stock, par value $0.01 per share, and 50 million shares preferred stock, par value $0.01 per share. The Board of Directors has designated 2 million shares of our preferred stock as Series A Preferred Stock. The holders of Series A cumulative preferred stock are entitled to receive dividends in preference to holders of shares of any class or series of stock ranking junior to it, equal to 1,000 multiplied by the aggregate per share amount of all dividends of common stock. Each share of Series A cumulative preferred stock shall entitle the holder to 1,000 votes on all matters submitted to a vote of the stockholders of Ashford Inc. No shares of Series A cumulative preferred stock are currently outstanding.
Shareholder Rights Plan—On November 16, 2014, the board of directors adopted a shareholder rights plan (the “2014 Rights Plan”). The 2014 Rights Plan is intended to improve the bargaining position of the board of directors in the event of an unsolicited offer to acquire our outstanding shares of common stock. Pursuant to the 2014 Rights Plan, the board of directors declared a dividend of one preferred share purchase right (a “Right”) payable on November 27, 2014, for each outstanding share of common stock, par value $0.01 per share (the “Common Shares”), outstanding on November 27, 2014 (the “Record Date”) to the stockholders of record on that date. Each Right initially entitles the registered holder to purchase from the Company one one thousandth of a share of Series A Preferred Stock, par value $0.01 per share (the “Preferred Shares”), of the Company, at a price of $275 per one one thousandth of a Preferred Share represented by a Right (the “Purchase Price”), subject to adjustment. The Rights become exercisable upon certain conditions, as defined in the rights agreement. At any time prior to the time any person or group becomes an Acquiring Person, as defined in the rights agreement, the board of directors of the Company may redeem the Rights in whole, but not in part, at a price of $0.001 per Right. The value of the rights is de minimis. The rights are set to expire on the date of the 2018 annual meeting of stockholders unless at such meeting our stockholders vote to approve an extension of the expiration date.
Noncontrolling Interests in Consolidated Entities—See note 2 for details regarding ownership interests, carrying values and allocations related to noncontrolling interests in our consolidated subsidiaries.
The following table summarizes the (income) loss allocated to noncontrolling interests for each of our consolidated entities (in thousands):

	Year Ended December 31,
	2017	2016	2015
(Income) loss allocated to noncontrolling interests:
J&S	$(49)	$—	$—
Pure Rooms	38	—	—
OpenKey (1)	515	849	—
Other (2)	(146)	8,011	10,852
Total net (income) loss allocated to noncontrolling interests	$358	$8,860	$10,852
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(1)	The 2016 loss allocated to the noncontrolling interest in OpenKey represents the period from the March 8, 2016 conversion of our notes receivable through December 31, 2016.

(2)	Represents noncontrolling interests primarily in the AQUA Fund, which was fully dissolved as of December 31, 2017.